Provisions - United Kingdom Entities - Estimated Benefit Payable (Details) - United Kingdom - Foreign defined benefit plans [member] € in Millions	Dec. 31, 2017 EUR (€)
Within one year
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 284
2019
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	285
2020
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	304
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	327
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	352
2023 to 2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 2,065